Financial Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
U.S. dollar / Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	$ (507,684)	$ (404,260)
U.S. dollar / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	(18,053)	(24,359)
Euro / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	(16,671)	(9,686)
Euro / Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	$ (5,829)	$ (6,745)